Statements of Income And Comprehensive Income (Parenthetical) - USD ($) $ in Millions	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Other operating expenses	$ 158	$ 137	$ 145	$ 180	$ 157	$ 186	$ 282	$ 343	$ 440	$ 523	$ 680	[1]	$ 654	[1]	$ 555	[1]
Related Party
Other operating expenses											$ 116		$ 118		$ 122

[1]	Includes affiliated operating expenses of $116 million, $118 million and $122 million in 2025, 2024 and 2023, respectively.